OTHER EXPENSE (Tables)	12 Months Ended
Dec. 31, 2013
OTHER EXPENSE [Abstract]
Schedule of Other Expense

	2013	2012	2011

Interest expense to related party (see Note 9)	$(2,185)	$(1,570)	$(1,109)
Interest income (expense) related to uncertain
tax positions (see Note 13)	280	(124)	721
Interest expense and other bank charges	(1,065)	(873)	(785)
Amortization of deferred financing costs	(123)	(325)	(202)
Interest income	26	26	4
Foreign currency gain (loss)	(951)	(321)	616
Other income	29	79	67
Total other expense, net	$(3,989)	$(3,108)	$(688)